Share Capital (Details)							6 Months Ended			12 Months Ended
	May 30, 2025 USD ($)	Apr. 24, 2025 USD ($)	Dec. 31, 2024 shares	Oct. 31, 2024 $ / shares shares	Oct. 24, 2024 $ / shares shares	Oct. 23, 2024 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Feb. 10, 2026 shares	Jun. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
Share Capital [Abstract]
Ordinary shares authorized																15,700,000
Par value price per share (in Dollars per share) | $ / shares															$ 0.7769	$ 0.001
Voting shares																1
Issuance of share capital			743,726	2,813	1,218,750
Ordinary share price (in Dollars per share) | $ / shares				$ 4	$ 4
Ordinary shares issued														1	785,171
Amount of shares at price (in Dollars) | $															$ 610,000
Gross proceeds from its initial public offering (in Dollars) | $						$ 4,886,252
Net proceeds (in Dollars) | $	$ 1,000,000	$ 1,250,000				1,548,873
Offering costs (in Dollars)						$ 3,337,379	RM 2,090,193	$ 496,188	RM 703,418	RM 1,916,006	$ 428,110	RM 1,183,241	RM 146,803